Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
Schedule Of Warrant Liability

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	$8.63 Warrants	Total Warrants
As of December 31, 2022	$6,191	$311	$1,833	$8,335
Warrants issued	$—	$—	$—	$—
Change in fair value of financial instruments	(3,852)	(202)	(677)	(4,731)
As of June 30, 2023	$2,339	$109	$1,156	$3,604